Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of equity award activity
-
				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant- date	contractual	intrinsic
	options	exercise price	fair value	term	value
		US$	US$	Years	US$
Outstanding, December 31, 2019	39,512,055	0.42	0.75	6.2	172,436
Granted	2,300,000	0.61	0.90	3.4	1,010
Exercised	(6,898,287)	0.06	0.91	3.48	4,866,860
Forfeited	(3,126,054)	0.80	0.65	8.0	126
Outstanding, December 31, 2020	31,787,714	0.45	0.95	5.2	12,475
Vested and expected to vest at December 31, 2020	31,787,714	0.45	0.95	5.2	12,475
Exercisable at December 31, 2020	25,674,873	0.36	0.77	4.6	12,233

Schedule of assumptions used to estimate the fair value

The assumptions used to estimate the fair value of the share options granted to employees are as follows:

		2018		2019
Risk-free interest rate		2.93%~3.06%		1.95%~1.96%
Expected volatility		55.46%~58.33%		56.21%~56.25%
Suboptimal early exercise multiple		2.2 and 2.8		2.8
Expected post-vesting forfeiture rate		4.9%		5.0%
Fair value per ordinary share	US$	0.97	US$	1.83

Schedule of share-based compensation expense

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Sales and marketing expenses	7,942	6,860	14,856	2,277
General and administrative expenses	109,956	28,773	120,699	18,498
Research and development expenses	6,124	3,359	4,246	651
Total	124,022	38,992	139,801	21,426